Construction in Progress, Note: Summary of construction in progress-long term (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Summary of construction in progress-long term
	2013	2012	2011
Designs for co-generation projects	$44,035,500	$--	$--
Total	$44,035,500	$--	$--